Loans	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans

NOTE 3 – LOANS

Loans consisted of the following at December 31:

(Dollars in thousands)	2018	2017

Commercial	$146,875	$140,273
Commercial real estate	183,605	179,663
Residential real estate	167,296	157,172
Construction & land development	31,227	22,886
Consumer	19,402	16,306

Total loans before deferred costs	548,405	516,300
Deferred loan costs	569	530

Total loans	$548,974	$516,830

Loan Origination/Risk Management

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and the Board of Directors approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies, and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand their business. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company’s management examines current and occasionally projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. However, the cash flows of borrowers may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type. This diversity helps reduce the Company’s exposure to adverse economic events that affect any single industry. Management monitors and evaluates commercial real estate loans based on collateral, geography, and risk grade criteria.

With respect to loans to developers and builders that are secured by non-owner occupied properties, the Company generally requires the borrower to have had an existing relationship with the Company and have a proven record of success. Construction and land development loans are underwritten utilizing independent appraisal reviews, sensitivity analysis of absorption, lease rates, and financial analysis of developers and property owners. Construction and land development loans are generally based upon estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction and land development loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property, or permanent financing from the Company. These loans are closely monitored by on-site inspections and are considered to have higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions, and the availability of long-term financing.

The Company originates consumer loans utilizing a judgmental underwriting process. Policies and procedures are developed and modified, as needed, by management to monitor and manage consumer loan risk. This activity, coupled with relatively small loan amounts that are spread across many individual borrowers, minimizes risk.

The Company engages an independent loan review vendor that reviews and validates the credit risk program on a periodic basis.Results of these reviews are presented to management and the Audit Committee. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Company’s policies and procedures.

Concentrations of Credit

Nearly all of the Company’s lending activity occurs within the State of Ohio, including the four counties of Holmes, Stark, Tuscarawas, and Wayne, as well as other markets. The majority of the Company’s loan portfolio consists of commercial and industrial and commercial real estate loans. See concentration of credit discussion included in the 2018 Financial Review.

Allowance for Loan Losses

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2018, 2017, and 2016. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

During 2018, the increase in the provision for loan losses related to commercial loans was predominantly due to the $5.9 million increase of loans classified as substandard, as well as charge-offs, and loan volume increases. The increase in the provision related to consumer loans was due to an increase in charge-offs and delinquencies. The increase related to commercial real estate loans was primarily related to the $5 million increase of loans classified as substandard.

During 2017, the increase in the provision for loan losses related to commercial loans was primarily due to the net charge-offs of loans in this category. The increase related to commercial real estate loans was due to the increase of nonperforming loans in this category, as well as the increase in the specific allocation to one commercial real estate loan. The increase in the provision amounts allocated to the remaining loan categories, primarily relate to loan growth.

During 2016, the largest increase in the provision for loan losses occurred in the commercial loan category. The increase was primarily due to the specific allocation related to one loan relationship along with charge-offs of loans in this category. The increase in the provision amounts allocated to the remaining loan categories, primarily relate to loan growth. The decrease in the provision amount allocated to the commercial real estate category is primarily due to the recovery of prior loan charge-offs.

Summary of Allowance for Loan Losses

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

December 31, 2018
Beginning balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604
Provision for loan losses	1,127	158	6	21	246	(242)	1,316
Charge-offs	(823)	(103)	(37)	–	(119)		(1,082)
Recoveries	61	1	3	–	4		69

Net charge-offs	(762)	(102)	(34)	–	(115)		(1,013)

Ending balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907

December 31, 2017
Beginning balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291
Provision for loan losses	429	471	76	59	51	59	1,145
Charge-offs	(1,184)	–	–	–	(20)		(1,204)
Recoveries	361	–	8	–	3		372

Net charge-offs	(823)	–	8	–	(17)		(832)

Ending balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604

December 31, 2016
Beginning balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662
Provision for loan losses	626	(291)	110	55	113	(120)	493
Charge-offs	(297)	(50)	(12)	–	(59)		(418)
Recoveries	214	334	5	–	1		554

Net charge-offs	(83)	284	(7)	–	(58)		136

Ending balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

2018
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$36	$64	$1	$–	$–	$–	$101
Collectively evaluated for impairment	2,142	1,727	1,244	258	306	129	5,806

Total ending allowance balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907

Loans:
Loans individually evaluated for impairment	$419	$2,403	$1,030	$–	$–		$3,852
Loans collectively evaluated for impairment	146,456	181,202	166,266	31,227	19,402		544,553

Total ending loans balance	$146,875	$183,605	$167,296	$31,227	$19,402		$548,405

2017
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$74	$151	$19	$–	$–	$–	$244
Collectively evaluated for impairment	1,739	1,584	1,254	237	175	371	5,360

Total ending allowance balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604

Loans:
Loans individually evaluated for impairment	$1,726	$4,686	$1,470	$–	$–		$7,882
Loans collectively evaluated for impairment	138,547	174,977	155,702	22,886	16,306		508,418

Total ending loans balance	$140,273	$179,663	$157,172	$22,886	$16,306		$516,300

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment[1]	Related Allowance	Average Recorded Investment	Interest Income Recognized

2018
Commercial	$815	$383	$36	$419	$36	$1,511	$37
Commercial real estate	2,616	1,976	433	2,409	64	3,531	19
Residential real estate	1,190	763	269	1,032	1	1,327	57
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$4,621	$3,122	$738	$3,860	$101	$6,369	$113

2017
Commercial	$3,352	$1,329	$399	$1,728	$74	$2,884	$52
Commercial real estate	4,826	3,117	1,566	4,683	151	3,213	14
Residential real estate	1,654	1,119	352	1,471	19	1,476	57
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$9,832	$5,565	$2,317	$7,882	$244	$7,573	$123

2016
Commercial	$5,476	$1,690	$3,354	$5,044	$705	$6,609	$241
Commercial real estate	796	600	21	621	–	786	10
Residential real estate	1,681	1,036	472	1,508	24	1,507	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$7,953	$3,326	$3,847	$7,173	$729	$8,902	$312

[1]Includes principal, accrued interest, unearned fees, and origination costs.

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans

2018
Commercial	$146,431	$253	$34	$–	$157	$444	$146,875
Commercial real estate	181,388	86	–	–	2,131	2,217	183,605
Residential real estate	165,837	265	213	174	807	1,459	167,296
Construction & land development	31,169	58	–	–	–	58	31,227
Consumer	18,965	291	86	–	60	437	19,402

Total loans	$543,790	$953	$333	$174	$3,155	$4,615	$548,405

2017
Commercial	$138,908	$148	$65	$–	$1,152	$1,365	$140,273
Commercial real estate	175,062	177	–	40	4,384	4,601	179,663
Residential real estate	155,488	757	38	401	488	1,684	157,172
Construction & land development	22,886	–	–	–	–	–	22,886
Consumer	16,048	193	8	–	57	258	16,306

Total loans	$508,392	$1,275	$111	$441	$6,081	$7,908	$516,300

Troubled Debt Restructurings

The Company had troubled debt restructurings (“TDRs”) of $1.5 million as of December 31, 2018, with $17 thousand of specific reserves allocated to customers whose loan terms have been modified in TDRs. As of December 31, 2017, the Company had TDRs of $2.9 million, with $38 thousand of specific reserves allocated. At December 31, 2018, $1.4 million of the loans classified as TDRs were performing in accordance with their modified terms. The remaining $117 thousand were classified as nonaccrual.

Loan modifications that are considered TDRs completed during the year ended December 31 were as follows:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

2018
Commercial	1	$ 200	$ 200
Residential real estate	2	27	27
Total restructured loans	3	$ 227	$ 227

2017
Commercial	2	$ 150	$ 150
Commercial real estate	4	288	288
Residential real estate	2	52	52
Total restructured loans	8	$ 490	$ 490

2016
Commercial	4	$ 3,607	$ 3,607
Residential real estate	1	101	101
Total restructured loans	5	$ 3,708	$ 3,708

The loans restructured were modified by changing the monthly payment to interest only and extending the maturity dates. No principal reductions were made. None of the loans restructured in 2017 have subsequently defaulted in 2018. There was one commercial loan in the amount of $3.3 million that was restructured in the fourth quarter of 2016 that defaulted in 2017.

Real Estate Loans in Foreclosure

Other real estate owned amounted to one property at $99 thousand as of December 31, 2018. There was no other real estate owned at December 31, 2017. Mortgage loans in the process of foreclosure were $57 thousand at December 31, 2018, and $114 thousand at December 31, 2017.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes commercial loans individually by classifying the loans as to credit risk. This analysis includes commercial loans with an outstanding balance greater than $300 thousand. This analysis is performed on an annual basis.

The Company uses the following definitions for risk ratings:

Pass. Loans classified as pass (Acceptable, Low Acceptable or Pass Watch) may exhibit a wide array of characteristics but at a minimum represent an acceptable risk to the Bank. Borrowers in this rating may have leveraged but acceptable balance sheet positions, satisfactory asset quality, stable to favorable sales and earnings trends, acceptable liquidity, and adequate cash flow. Loans are considered fully collectible and require an average amount of administration. While generally adhering to credit policy, these loans may exhibit occasional exceptions that do not result in undue risk to the Bank. Borrowers are generally capable of absorbing setbacks, financial and otherwise, without the threat of failure.

Special Mention. Loans classified as special mention have a material weakness that deserves management’s close attention. If left uncorrected, these weaknesses may result in deterioration of the repayment prospects for the loan or of the Bank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, values, highly questionable, and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $300 thousand or are included in groups of homogeneous loans. Based on the most recent analysis performed, the risk category of loans by class was as follows at December 31:

(Dollars in thousands)		Pass		Special Mention		Substandard		Doubtful		Not Rated		Total

2018
Commercial	$	125,840	$	5,383	$	14,775	$	–	$	877	$	146,875
Commercial real estate		163,261		5,582		13,578		–		1,184		183,605
Residential real estate		194		–		637		–		166,465		167,296
Construction & land development		27,540		–		–		–		3,687		31,227
Consumer		–		–		60		–		19,342		19,402

Total	$	316,835	$	10,965	$	29,050	$	–	$	191,555	$	548,405

2017
Commercial	$	116,833	$	13,685	$	8,841	$	–	$	914	$	140,273
Commercial real estate		162,012		8,220		8,620		–		811		179,663
Residential real estate		205		–		470		–		156,497		157,172
Construction & land development		18,493		880		–		–		3,513		22,886
Consumer		–		–		57		–		16,249		16,306

Total	$	297,543	$	22,785	$	17,988	$	–	$	177,984	$	516,300

Nonperforming loans include loans past due 90 days and greater and loans on nonaccrual of interest status that have not been risk rated. The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)		Performing	Nonperforming			Total
2018
Commercial	$	877	$	–	$	877
Commercial real estate		1,184		–		1,184
Residential real estate		166,122		343		166,465
Construction & land development		3,687		–		3,687
Consumer		19,342		–		19,342

Total	$	191,212	$	343	$	191,555

2017
Commercial	$	914	$	–	$	914
Commercial real estate		811		–		811
Residential real estate		155,608		419		156,497
Construction & land development		3,513		–		3,513
Consumer		16,249		–		16,249

Total	$	177,095	$	419	$	177,984

Mortgage Servicing Rights

For the years ended December 31, 2018 and 2017, the Company had outstanding MSRs of $281 thousand and $270 thousand, respectively. No valuation allowance was recorded at December 31, 2018 or 2017, as the fair value of the MSRs exceeded their carrying value. On December 31, 2018, the Company had $66.8 million residential mortgage loans with servicing retained as compared to $64.7 million with servicing retained at December 31, 2017.

Total loans serviced for others approximated $92.3 million and $82.7 million at December 31, 2018 and 2017, respectively.